Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
Note 20:	Quarterly Results of Operations (Unaudited)
	Year Ended December 31, 2011
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,305,598	$3,543,418	$3,595,496	$3,422,767
Interest expense	637,803	684,629	752,279	804,717
Net interest income	2,667,795	2,858,789	2,843,217	2,618,050
Provision for loan losses	150,000	150,000	150,000	175,000
Net interest income after provision for loan losses	2,517,795	2,708,789	2,693,217	2,443,050
Noninterest income	1,035,151	1,001,261	974,709	984,762
Noninterest expense	2,496,863	2,492,751	2,394,685	2,429,658
Income before income taxes	1,056,083	1,217,299	1,273,241	998,154
Income tax expense	281,656	345,616	368,407	263,415

Net income	$774,427	$871,683	$904,834	$734,739

Basic earnings per share	$0.41	$0.46	$0.48	$0.39
Diluted earnings per share	$0.41	$0.46	$0.48	$0.39

	Year Ended December 31, 2010
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,417,003	$3,494,306	$3,383,871	$3,234,222
Interest expense	913,400	976,373	1,008,793	1,054,754
Net interest income	2,503,603	2,517,933	2,375,078	2,179,468
Provision for loan losses	225,000	375,000	850,000	275,000
Net interest income after provision for loan losses	2,278,603	2,142,933	1,525,078	1,904,468
Noninterest income	1,048,245	1,174,117	1,023,713	951,130
Noninterest expense	2,365,098	2,486,440	2,477,186	2,247,623
Income before income taxes	961,750	830,610	71,605	607,975
Income tax expense (benefit)	227,592	177,289	(108,519)	109,118

Net income	$734,158	$653,321	$180,124	$498,857

Basic earnings per share	$0.39	$0.35	$0.09	$0.26
Diluted earnings per share	$0.38	$0.35	$0.09	$0.26